Short-Term Deposits (Details)	12 Months Ended
Dec. 31, 2016
Bottom of range [Member]
Short-Term Deposits (Textual)
Short-term bank deposits interest, percentage	0.10%
Top of range [Member]
Short-Term Deposits (Textual)
Short-term bank deposits interest, percentage	1.59%